Loans and Allowance for Credit Losses, PCI, by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 30,968	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,991	29,952
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,839	29,746	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans (carrying value)	152	206	250	331	728
Purchased Credit-Impaired Loans [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	1,395	1,268
60.01-80%	4,149	3,855
80.01-100%	9,637	9,404
100.01-120%	8,177	9,550
Greater than 120%	10,027	14,564
No LTV/CLTV Available	22	103
Total consumer PCI loans (adjusted unpaid principal balance)	33,407	38,744
Purchased Credit Impaired Loans (carrying value)	26,991	29,952
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	1,374	1,243
60.01-80%	4,119	3,806
80.01-100%	9,576	9,341
100.01-120%	8,084	9,471
Greater than 120%	9,889	14,318
No LTV/CLTV Available	20	100
Total consumer PCI loans (adjusted unpaid principal balance)	33,062	38,279
Purchased Credit Impaired Loans (carrying value)	26,839	29,746
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	21	25
60.01-80%	30	49
80.01-100%	61	63
100.01-120%	93	79
Greater than 120%	138	246
No LTV/CLTV Available	2	3
Total consumer PCI loans (adjusted unpaid principal balance)	345	465
Purchased Credit Impaired Loans (carrying value)	$ 152	$ 206